Segmented information (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Revenue attributed to geographic regions
During the years ended December 31, 2023 and 2022, revenues attributed to geographic regions, based on the location of customers, were as follows:

Revenue	China	Europe	United States	South America	South Korea	Other Asia	Canada	TOTAL
2023	$1,042,723	$722,578	$574,951	$428,617	$391,821	$387,373	$175,412	$3,723,475
	28%	19%	15%	12%	11%	10%	5%	100%
2022	$1,105,610	$830,507	$657,495	$458,989	$542,646	$518,901	$197,040	$4,311,188
	26%	19%	15%	11%	13%	12%	4%	100%

As at December 31, 2023 and 2022, the net book value of property, plant and equipment by geographic region, and the Company's shipping business, was as follows:

Property, plant and equipment [1]	United States	Egypt	New Zealand	Canada	Chile	Trinidad	Waterfront Shipping	Other	TOTAL
December 31, 2023	$2,537,515	$520,497	$232,831	$157,483	$113,789	$43,835	$775,729	$30,089	$4,411,768
December 31, 2022	$2,211,333	$564,454	$211,544	$165,783	$102,467	$70,432	$792,016	$37,254	$4,155,283
[1] Includes right-of-use (leased) assets.